Accrued Expenses and Other Payables (Tables)	12 Months Ended
Sep. 30, 2022
Accrued Expenses and Other Payables (Tables) [Line Items]
Schedule of accrued expenses and other payables
	As of September 30,
	2021	2022
Other taxes payable (1)	$6,559,454	$6,916,501
Payroll payable	292,126	392,192
Other	291,050	519,170
Accrued expenses and other payable	$7,142,630	$7,827,863